EQUIPMENT (Details) (USD $)	12 Months Ended
	Feb. 28, 2014	Nov. 30, 2014	Feb. 28, 2013
Equipment, gross	$ 238,446		$ 65,722
Accumulated depreciation and amortization	(34,192)	(74,450)	(12,396)
Equipment, net	204,254	548,244	53,326
Research Equipment [Member]
Estimated useful life	P7Y
Equipment, gross	165,537
Computer Equipment [Member]
Estimated useful life	P5Y
Equipment, gross	$ 72,909		$ 65,722